Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization and Summary of Significant Accounting Policies
Schedule of Revenue Recognition
	Three months ended
	September 30, 2021	September 30, 2020
Software	$39,000	$49,000
Service	1,000	2,000
Total revenue	$40,000	$51,000
	Nine months ended
	September 30, 2021	September 30, 2020
Software	$148,000	$156,000
Service	5,000	6,000
Total revenue	$153,000	$162,000

	Year ended
	December 31, 2020	December 31, 2019
Software	$200,000	$764,000
Service	7,000	4,000
Total revenue	$207,000	$768,000

Schedule of loss per share
	Nine months ended
	September 30, 2021	September 30, 2020
Options to purchase common stock	15,633,001	633,000
Warrants to purchase common stock	68,981,234	738,810
Convertible notes	21	229,203,829
Convertible Series B Preferred stock	608,886	12,619,167
Total	86,207,129	243,194,806

	Year ended
	December 31, 2020	December 31, 2019
Options to purchase common stock	58,133,001	633,001
Warrants to purchase common stock	27,405,476	100,574
Convertible notes	1,156,304	1,554,866
Convertible Series B Preferred stock	791,170	31,548
Total	87,485,950	2,319,989

Schedule of Property and Equipment
Estimated Useful Life (Years)

Computer equipment	5
Computer software	3
Furniture and fixture	7
Office equipment	7